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ROBO Global(R) Robotics and Automation Index ETF
ROBO Global® Robotics and Automation Index ETF
Investment Objective

The ROBO Global® Robotics and Automation Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ROBO Global(R) Robotics and Automation Index ETF ROBO Global(R) Robotics and Automation Index ETF
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ROBO Global(R) Robotics and Automation Index ETF | ROBO Global(R) Robotics and Automation Index ETF | USD ($)	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index is designed to measure the performance of robotics-related and/or automation-related companies. Companies eligible for inclusion in the Index derive a significant portion of their revenue from robotics-related and/or automation-related products and/or services, as determined by VettaFi, LLC (the “Index Provider”) (“Robotics and Automation Companies”). Such products and/or services include any technology, service or device that supports, aids, or contributes to any type of robot, robotic action and/or automation system process, software or management. Examples of such products and/or services include products that incorporate artificial intelligence, unmanned vehicles, software that enables virtualized product design and implementation, three-dimensional printers, navigation systems, and medical robots or robotic instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Robotics and Automation Companies.

Index components are selected from a proprietary database of Robotics and Automation Companies that are organized into two general categories: technologies and applications. Robotics and Automation Companies are categorized as technologies if they (1) manufacture or provide services related to any machinery, equipment, devices or sensors supporting a robot performing its task or (2) provide key-enabling software and processing technologies used to advance the conversion to autonomous systems. Robotics and Automation Companies are categorized as applications if they incorporate multiple robotic and automation technologies into their product or manufacturing process. Each category’s representation in the Index varies.

Each eligible company is individually analyzed and then given a “ROBO Score” ranging from 1 to 100 that is determined based on the levels of revenue the company receives from robotics and automation activities, levels of investment the company makes in robotics and automation, and the company’s technology and market leadership in the robotics and automation universe. So long as all other Index eligibility requirements are met, companies assigned a ROBO Score greater than or equal to 50 are eligible for inclusion in the Index. The Index is comprised of a minimum of 50 constituents and a maximum of 100 constituents. If, after screening companies based on the factors listed above, there are fewer than 50 companies eligible for inclusion in the Index, the Index Provider may reduce the eligibility requirements until that number is reached. Each constituent’s weight in the Index generally is determined by its ROBO Score as a percentage of the total score of all constituents. Companies in the Index are reweighted at each rebalance. Scores are reviewed on an ongoing basis by reevaluating the factors described above.

Eligible Index components are common and preferred equity securities of Robotics and Automation Companies that have a market capitalization exceeding $200 million at the time of inclusion in the Index and a minimum trailing 3-month composite average daily volume of $2 million at the time of inclusion. As of August 1, 2024, the Index comprised 77 securities. As of August 1, 2024, the average market capitalization and average one-year trading volume of the Index components were $64.47 billion and 1.995 billion shares, respectively.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 40% of the Index components to represent securities of non-U.S. issuers. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges. The Index is rebalanced and additions are made quarterly. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.

Additionally, the Index Provider excludes from Index eligibility any company that does not meet environmental, social and governance (“ESG”) criteria established by the Index Provider. The Index Provider uses a combination of internal research, engagement with companies, and data from third party ESG research providers when applying its ESG criteria and these criteria generally are applied independently of business, financial, and other considerations that have been established by the Index Provider for a company’s inclusion in the Index.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, including money market funds.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 1, 2024, the Index was concentrated in the Industrial Machinery & Equipment Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 1, 2024, the Index had a significant amount of investment exposure in the Technology Sector and Industrials Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider owns the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by VettaFi, LLC, which is not affiliated with the Fund or the Adviser.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, the VettaFi Full World Index and the S&P 500® Index. In accordance with new regulatory requirements, the Fund has selected the VettaFi Full World Index as a replacement for the MSCI ACWI Index. The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com or by calling toll-free 1-855-456-ROBO.

Annual Total Returns as of 12/31

*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2024 was -4.09%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	28.80%	Q2/2020
Lowest Return	-23.38%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - ROBO Global(R) Robotics and Automation Index ETF	Label	1 Year	5 Years	10 Years	Inception Date
ROBO Global(R) Robotics and Automation Index ETF	Return Before Taxes	23.83%	12.11%	8.06%	Oct. 21, 2013
ROBO Global(R) Robotics and Automation Index ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	23.81%	12.10%	8.05%	Oct. 21, 2013
ROBO Global(R) Robotics and Automation Index ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.12%	9.71%	6.61%	Oct. 21, 2013
ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)	ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)	24.76%	12.92%	9.07%	Oct. 21, 2013
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.83%	12.46%	8.66%	Oct. 21, 2013
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%	Oct. 21, 2013
MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)	22.20%	11.72%	7.93%	Oct. 21, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.